GOING CONCERN (Details) (USD $)	3 Months Ended		6 Months Ended		80 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014
GOING CONCERN [Abstract]
Net loss	$ (991,564)	$ (2,563,170)	$ (2,368,888)	$ (4,591,323)	$ (54,408,357)